As filed with the Securities and Exchange Commission on May 16, 2012

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 7	☒ ☒

SSgA Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Copies to:

Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis and Bockius LLP 1111 Pennsylvania Ave., NW Washington, DC 20004
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to Rule 485, paragraph (b)

☐ on                      pursuant to Rule 485, paragraph (b)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                      pursuant to Rule 485, paragraph (a)(1)

☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐ on                      pursuant to Rule 485, paragraph (a)(2)

☐ As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this pre-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of May, 2012.

SSgA Active ETF Trust

By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this pre-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	May 16, 2012
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	May 16, 2012
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	May 16, 2012
David M. Kelly

/s/ Frank Nesvet*	Trustee	May 16, 2012
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	May 16, 2012
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee, President and Principal Executive Officer	May 16, 2012
James E. Ross

/s/ Chad. C. Hallett	Treasurer and Principal Financial Officer	May 16, 2012
Chad C. Hallett

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio, SSgA Conservative Global Allocation Portfolio, SSgA Aggressive Global Allocation Portfolio and Blackstone/GSO Senior Loan Portfolio (the “Portfolios”), each a series of SSgA Master Trust (the “Trust”), has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the SSgA Active ETF Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 16, 2012.

SSGA MASTER TRUST

By:	/s/ James E. Ross*
James E. Ross
President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on May 16, 2012.

SIGNATURE	TITLE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee

/s/ David M. Kelly* David M. Kelly	Trustee

/s/ Frank Nesvet* Frank Nesvet	Trustee

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney